UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09013
Investment Company Act File Number
Eaton Vance Senior Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
June 30
Date of Fiscal Year End
September 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Senior Income Trust	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 136.6%(1)

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
Aerospace and Defense — 3.1%
	Aveos Fleet Performance, Inc.
17	Revolving Loan, 8.18%, Maturing March 12, 2013(2)	$16,459
25	Term Loan, 11.25%, Maturing March 12, 2013	24,797
64	Term Loan - Second Lien, 10.75%, Maturing March 12, 2015(3)	60,151
	Booz Allen Hamilton, Inc.
248	Term Loan, 6.00%, Maturing July 31, 2015	249,094
	DAE Aviation Holdings, Inc.
216	Term Loan, 4.23%, Maturing July 31, 2014	198,850
223	Term Loan, 4.23%, Maturing July 31, 2014	205,354
	DynCorp International, LLC
450	Term Loan, 6.25%, Maturing July 5, 2016	451,067
	Evergreen International Aviation
394	Term Loan, 10.50%, Maturing October 31, 2011(3)	378,364
	Hawker Beechcraft Acquisition
1,493	Term Loan, 2.27%, Maturing March 26, 2014	1,210,980
89	Term Loan, 2.29%, Maturing March 26, 2014	72,398
	IAP Worldwide Services, Inc.
445	Term Loan, 8.25%, Maturing December 30, 2012(3)	435,333
	International Lease Finance Co.
1,000	Term Loan, 6.75%, Maturing March 17, 2015	1,017,679
	Spirit AeroSystems, Inc.
609	Term Loan, 2.28%, Maturing September 30, 2013	598,506
	TransDigm, Inc.
1,375	Term Loan, 2.27%, Maturing June 23, 2013	1,350,937
	Triumph Group, Inc.
274	Term Loan, 4.50%, Maturing June 16, 2016	276,198
	Wesco Aircraft Hardware Corp.
863	Term Loan, 2.51%, Maturing September 30, 2013	849,608
	Wyle Laboratories, Inc.
424	Term Loan, 7.75%, Maturing March 25, 2016	424,202

		$7,819,977

Air Transport — 0.4%
	Delta Air Lines, Inc.
1,116	Term Loan - Second Lien, 3.51%, Maturing April 30, 2014	$1,053,490

		$1,053,490

Automotive — 4.9%
	Adesa, Inc.
1,920	Term Loan, 3.01%, Maturing October 18, 2013	$1,874,522
	Allison Transmission, Inc.
1,494	Term Loan, 3.02%, Maturing August 7, 2014	1,405,709
	Autotrader.com, Inc.
550	Term Loan, 6.00%, Maturing June 14, 2016	551,719
	Dayco Products, LLC
225	Term Loan, 10.50%, Maturing May 13, 2014	216,049
35	Term Loan, 11.25%, Maturing November 13, 2014(3)	30,463
	Federal-Mogul Corp.
2,238	Term Loan, 2.20%, Maturing December 29, 2014	1,966,812
585	Term Loan, 2.20%, Maturing December 28, 2015	514,128
	Ford Motor Co.
496	Term Loan, 3.03%, Maturing December 16, 2013	485,385
1,305	Term Loan, 3.03%, Maturing December 16, 2013	1,281,972

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Goodyear Tire & Rubber Co.
2,300	Term Loan - Second Lien, 2.24%, Maturing April 30, 2014	$2,160,850
	Keystone Automotive Operations, Inc.
444	Term Loan, 3.86%, Maturing January 12, 2012	369,308
	LKQ Corp. U.S.
477	Term Loan, 2.51%, Maturing October 12, 2013	471,782
	TriMas Corp.
84	Term Loan, 6.00%, Maturing August 2, 2011	83,320
527	Term Loan, 6.00%, Maturing December 15, 2015	519,919
	United Components, Inc.
550	Term Loan, 6.25%, Maturing March 23, 2017	554,985

		$12,486,923

Beverage and Tobacco — 0.1%
	Maine Beverage Co., LLC
169	Term Loan, 2.28%, Maturing March 31, 2013	$162,207

		$162,207

Building and Development — 1.3%
	Beacon Sales Acquisition, Inc.
345	Term Loan, 2.43%, Maturing September 30, 2013	$327,016
	Brickman Group Holdings, Inc.
770	Term Loan, 2.26%, Maturing January 23, 2014	769,401
	Building Materials Corp. of America
527	Term Loan, 3.06%, Maturing February 24, 2014	520,619
	Metroflag BP, LLC
300	Term Loan - Second Lien, 0.00%, Maturing October 31, 2009(4)(5)	0
	November 2005 Land Investors, LLC
152	Term Loan, 0.00%, Maturing March 31, 2011(6)	34,294
	Panolam Industries Holdings, Inc.
528	Term Loan, 8.25%, Maturing December 31, 2013	480,191
	Re/Max International, Inc.
945	Term Loan, 5.50%, Maturing March 11, 2016	945,250
	South Edge, LLC
422	Term Loan, 0.00%, Maturing October 31, 2009(4)	200,391
	WCI Communities, Inc.
89	Term Loan, 10.12%, Maturing September 3, 2014	88,209

		$3,365,371

Business Equipment and Services — 10.5%
	Activant Solutions, Inc.
769	Term Loan, 2.56%, Maturing May 2, 2013	$737,539
	Acxiom Corp.
592	Term Loan, 3.50%, Maturing March 15, 2015	581,640
	Advantage Sales & Marketing, Inc.
597	Term Loan, 5.00%, Maturing May 5, 2016	595,657
500	Term Loan - Second Lien, 8.50%, Maturing May 5, 2017	498,594
	Affinion Group, Inc.
1,841	Term Loan, 5.00%, Maturing October 10, 2016	1,810,838
	Allied Barton Security Service
486	Term Loan, 7.75%, Maturing February 18, 2015	487,947
	Dealer Computer Services, Inc.
851	Term Loan, 5.25%, Maturing April 21, 2017	850,545
	Education Management, LLC
1,976	Term Loan, 2.06%, Maturing June 3, 2013	1,828,847
	First American Corp.
449	Term Loan, 4.75%, Maturing April 12, 2016	451,961
	Infogroup, Inc.
349	Term Loan, 6.25%, Maturing July 1, 2016	350,303
	iPayment, Inc.
411	Term Loan, 2.28%, Maturing May 10, 2013	388,560

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Kronos, Inc.
	552	Term Loan, 2.04%, Maturing June 11, 2014	$533,740
		Language Line, Inc.
	943	Term Loan, 5.50%, Maturing November 4, 2015	928,143
		Mitchell International, Inc.
	500	Term Loan - Second Lien, 5.56%, Maturing March 30, 2015	439,687
		NE Customer Service
	838	Term Loan, 6.00%, Maturing March 5, 2016	834,709
		Protection One Alarm Monitor, Inc.
	848	Term Loan, 6.00%, Maturing May 16, 2016	843,636
		Quantum Corp.
	116	Term Loan, 3.76%, Maturing July 14, 2014	109,628
		Quintiles Transnational Corp.
	900	Term Loan - Second Lien, 4.29%, Maturing March 31, 2014	886,500
		Sabre, Inc.
	2,618	Term Loan, 2.34%, Maturing September 30, 2014	2,426,131
		Serena Software, Inc.
	715	Term Loan, 2.29%, Maturing March 10, 2013	682,559
		Sitel (Client Logic)
	303	Term Loan, 6.03%, Maturing January 30, 2014	276,206
EUR	586	Term Loan, 6.12%, Maturing January 30, 2014	740,393
		Solera Holdings, LLC
EUR	410	Term Loan, 2.69%, Maturing May 16, 2014	542,162
		SunGard Data Systems, Inc.
	1,837	Term Loan, 2.01%, Maturing February 28, 2014	1,777,162
	1,902	Term Loan, 4.04%, Maturing February 26, 2016	1,870,183
		Trans Union, LLC
	948	Term Loan, 6.75%, Maturing June 15, 2017	960,951
		Travelport, LLC
	1,569	Term Loan, 2.76%, Maturing August 23, 2013	1,514,183
	299	Term Loan, 2.79%, Maturing August 23, 2013	288,246
EUR	527	Term Loan, 3.33%, Maturing August 23, 2013	684,455
		West Corp.
	714	Term Loan, 2.63%, Maturing October 24, 2013	705,495
	1,038	Term Loan, 4.13%, Maturing July 15, 2016	1,025,385

			$26,651,985

Cable and Satellite Television — 11.9%
		Atlantic Broadband Finance, LLC
	61	Term Loan, 2.54%, Maturing September 1, 2011	$60,303
	1,634	Term Loan, 6.75%, Maturing May 31, 2013	1,642,692
		Bragg Communications, Inc.
	1,164	Term Loan, 2.80%, Maturing August 31, 2014	1,142,175
		Bresnan Broadband Holdings, LLC
	1,478	Term Loan, 2.26%, Maturing June 30, 2013	1,470,343
		Casema NV
EUR	1,000	Term Loan - Second Lien, 5.37%, Maturing March 14, 2016	1,337,689
		Charter Communications Operating, Inc.
	3,451	Term Loan, 2.26%, Maturing March 6, 2014	3,374,013
		CSC Holdings, Inc.
	1,969	Term Loan, 2.01%, Maturing March 29, 2016	1,923,229
		CW Media Holdings, Inc.
	295	Term Loan, 6.25%, Maturing February 16, 2015	290,893
		Foxco Acquisition Sub., LLC
	303	Term Loan, 7.50%, Maturing July 14, 2015	298,094
		Insight Midwest Holdings, LLC
	1,784	Term Loan, 2.10%, Maturing April 7, 2014	1,716,874
		Kabel Deutschland GmbH
EUR	1,957	Term Loan, 2.87%, Maturing March 31, 2014	2,613,052

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		MCC Iowa, LLC
	804	Term Loan, 2.01%, Maturing January 31, 2015	$766,690
		Mediacom Broadband, LLC
	748	Term Loan, 4.50%, Maturing October 23, 2017	741,579
		Mediacom Illinois, LLC
	1,901	Term Loan, 2.01%, Maturing January 31, 2015	1,789,852
	990	Term Loan, 5.50%, Maturing March 31, 2017	981,029
		Mediacom, LLC
	399	Term Loan, 4.50%, Maturing October 23, 2017	393,015
		ProSiebenSat.1 Media AG
EUR	578	Term Loan, 3.52%, Maturing March 6, 2015	613,475
EUR	273	Term Loan, 2.77%, Maturing June 26, 2015	335,043
EUR	11	Term Loan, 2.77%, Maturing July 3, 2015	13,597
EUR	578	Term Loan, 3.77%, Maturing March 4, 2016	613,475
EUR	201	Term Loan, 8.14%, Maturing March 6, 2017(3)	168,186
EUR	271	Term Loan - Second Lien, 4.89%, Maturing September 2, 2016	259,139
		UPC Broadband Holding B.V.
	1,563	Term Loan, 4.25%, Maturing December 30, 2016	1,526,015
EUR	726	Term Loan, 4.38%, Maturing December 31, 2016	928,484
	1,037	Term Loan, 4.25%, Maturing December 29, 2017	1,008,412
EUR	524	Term Loan, 4.63%, Maturing December 31, 2017	671,242
		Virgin Media Investment Holding
GBP	1,000	Term Loan, 4.53%, Maturing June 30, 2015	1,548,121
GBP	1,250	Term Loan, 4.78%, Maturing December 31, 2015	1,936,012

			$30,162,723

Chemicals and Plastics — 5.8%
		Brenntag Holding GmbH and Co. KG
	786	Term Loan, 4.02%, Maturing January 20, 2014	$788,895
	116	Term Loan, 4.03%, Maturing January 20, 2014	116,284
	600	Term Loan - Second Lien, 6.47%, Maturing July 17, 2015	600,375
		Celanese Holdings, LLC
	853	Term Loan, 3.53%, Maturing October 2, 2016	840,488
		Hexion Specialty Chemicals, Inc.
	328	Term Loan, 4.06%, Maturing May 5, 2015	314,210
	484	Term Loan, 4.06%, Maturing May 5, 2015	455,934
	740	Term Loan, 4.31%, Maturing May 5, 2015	709,466
		Huntsman International, LLC
	854	Term Loan, 1.92%, Maturing April 21, 2014	818,799
	855	Term Loan, 2.52%, Maturing June 30, 2016	823,330
		INEOS Group
	1,268	Term Loan, 7.50%, Maturing December 16, 2013	1,272,274
	1,268	Term Loan, 8.00%, Maturing December 16, 2014	1,272,274
EUR	1,000	Term Loan, 9.00%, Maturing December 16, 2015	1,322,839
		ISP Chemco, Inc.
	860	Term Loan, 1.81%, Maturing June 4, 2014	828,991
		Kraton Polymers, LLC
	834	Term Loan, 2.31%, Maturing May 13, 2013	810,765
		Lyondell Chemical Co.
	324	Term Loan, 5.50%, Maturing April 8, 2016	327,339
		MacDermid, Inc.
EUR	344	Term Loan, 2.83%, Maturing April 11, 2014	432,473
		Millenium Inorganic Chemicals
	177	Term Loan, 2.54%, Maturing May 15, 2014	167,777
	500	Term Loan - Second Lien, 6.04%, Maturing November 18, 2014	463,750
		Nalco Co.
	700	Term Loan, 4.50%, Maturing September 30, 2017	696,500
		Rockwood Specialties Group, Inc.
	1,018	Term Loan, 6.00%, Maturing May 15, 2014	1,020,210

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Styron S.A.R.L.
	765	Term Loan, 7.50%, Maturing June 17, 2016	$777,271

			$14,860,244

Clothing/Textiles — 0.4%
		Hanesbrands, Inc.
	507	Term Loan, 5.25%, Maturing December 10, 2015	$512,546
		Phillips-Van Heusen Corp.
	520	Term Loan, 4.75%, Maturing May 6, 2016	525,553

			$1,038,099

Conglomerates — 4.3%
		Doncasters (Dunde HoldCo 4 Ltd.)
	207	Term Loan, 4.26%, Maturing July 13, 2015	$179,204
	207	Term Loan, 4.76%, Maturing July 13, 2015	179,204
EUR	417	Term Loan - Second Lien, 6.62%, Maturing January 13, 2016	435,991
		Jarden Corp.
	979	Term Loan, 3.54%, Maturing January 26, 2015	980,845
		Manitowoc Company, Inc. (The)
	1,115	Term Loan, 8.00%, Maturing November 6, 2014	1,118,796
		Polymer Group, Inc.
	2,031	Term Loan, 7.00%, Maturing November 24, 2014	2,036,363
		RBS Global, Inc.
	722	Term Loan, 2.56%, Maturing July 19, 2013	690,293
	1,683	Term Loan, 2.81%, Maturing July 19, 2013	1,623,136
		RGIS Holdings, LLC
	1,953	Term Loan, 2.78%, Maturing April 30, 2014	1,806,487
	98	Term Loan, 2.79%, Maturing April 30, 2014	90,324
		US Investigations Services, Inc.
	990	Term Loan, 3.29%, Maturing February 21, 2015	910,588
	399	Term Loan, 7.75%, Maturing February 21, 2015	399,748
		Vertrue, Inc.
	489	Term Loan, 3.29%, Maturing August 16, 2014	421,919

			$10,872,898

Containers and Glass Products — 3.9%
		Berry Plastics Corp.
	965	Term Loan, 2.38%, Maturing April 3, 2015	$884,565
		BWAY Corp.
	36	Term Loan, 5.50%, Maturing June 16, 2017	36,413
	388	Term Loan, 5.50%, Maturing June 16, 2017	388,407
		Consolidated Container Co.
	500	Term Loan - Second Lien, 5.75%, Maturing September 28, 2014	450,625
		Crown Americas, Inc.
	144	Term Loan, 2.01%, Maturing November 15, 2012	143,611
		Graham Packaging Holdings Co.
	571	Term Loan, 6.75%, Maturing April 5, 2014	576,110
	975	Term Loan, 6.00%, Maturing September 23, 2016	983,837
		Graphic Packaging International, Inc.
	370	Term Loan, 2.52%, Maturing May 16, 2014	360,772
	1,329	Term Loan, 3.28%, Maturing May 16, 2014	1,311,488
		JSG Acquisitions
	638	Term Loan, 4.16%, Maturing December 31, 2014	630,037
		Owens-Brockway Glass Container
	829	Term Loan, 1.76%, Maturing June 14, 2013	827,768
		Reynolds Group Holdings, Inc.
	1,047	Term Loan, 6.25%, Maturing May 5, 2016	1,052,203
	469	Term Loan, 6.75%, Maturing May 5, 2016	472,306
		Smurfit Kappa Acquisitions
	638	Term Loan, 3.91%, Maturing December 31, 2014	630,037

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Smurfit-Stone Container Corp
	1,172	Term Loan, 6.75%, Maturing February 22, 2016	$1,181,342

			$9,929,521

Cosmetics/Toiletries — 1.7%
		Alliance Boots Holdings, Ltd.
GBP	1,775	Term Loan, 3.55%, Maturing July 5, 2015	$2,579,656
		American Safety Razor Co.
	400	Term Loan - Second Lien, 0.00%, Maturing January 30, 2014(6)	77,000
		Bausch & Lomb, Inc.
	195	Term Loan, 3.51%, Maturing April 24, 2015	187,331
	803	Term Loan, 3.53%, Maturing April 24, 2015	772,493
		KIK Custom Products, Inc.
	525	Term Loan - Second Lien, 5.29%, Maturing November 30, 2014	352,406
		Prestige Brands, Inc.
	412	Term Loan, 4.75%, Maturing March 24, 2016	414,569

			$4,383,455

Drugs — 1.0%
		Graceway Pharmaceuticals, LLC
	337	Term Loan, 3.01%, Maturing May 3, 2012	$238,260
	156	Term Loan, 10.01%, Maturing November 3, 2013(3)	7,821
	500	Term Loan - Second Lien, 0.00%, Maturing May 3, 2013(6)	76,562
		Pharmaceutical Holdings Corp.
	65	Term Loan, 4.54%, Maturing January 30, 2012	63,041
		Valeant Pharmaceuticals
	400	Term Loan, Maturing September 27, 2016(7)	404,094
		Warner Chilcott Corp.
	330	Term Loan, 6.00%, Maturing October 30, 2014	329,207
	159	Term Loan, 6.25%, Maturing April 30, 2015	159,667
	265	Term Loan, 6.25%, Maturing April 30, 2015	265,874
	221	Term Loan, 6.50%, Maturing February 22, 2016	221,868
	679	Term Loan, 6.50%, Maturing February 22, 2016	683,292

			$2,449,686

Ecological Services and Equipment — 1.6%
		Kemble Water Structure, Ltd.
GBP	2,250	Term Loan - Second Lien, 5.03%, Maturing October 13, 2013	$3,357,798
		Sensus Metering Systems, Inc.
	620	Term Loan, 7.00%, Maturing June 3, 2013	623,844

			$3,981,642

Electronics/Electrical — 4.4%
		Aspect Software, Inc.
	771	Term Loan, 6.25%, Maturing April 19, 2016	$764,699
		Christie/Aix, Inc.
	357	Term Loan, 5.25%, Maturing April 29, 2016	355,265
		FCI International S.A.S.
	83	Term Loan, 3.91%, Maturing November 1, 2013	77,464
	86	Term Loan, 3.91%, Maturing November 1, 2013	80,463
	83	Term Loan, 3.91%, Maturing October 31, 2014	77,464
	86	Term Loan, 3.91%, Maturing October 31, 2014	80,463
		Freescale Semiconductor, Inc.
	795	Term Loan, 4.51%, Maturing December 1, 2016	728,378
		Infor Enterprise Solutions Holdings
	250	Term Loan, 5.76%, Maturing March 2, 2014	163,750
	487	Term Loan, 5.01%, Maturing July 28, 2015	431,354
	377	Term Loan, 6.01%, Maturing July 28, 2015	334,030
	723	Term Loan, 6.01%, Maturing July 28, 2015	658,310
	92	Term Loan - Second Lien, 6.51%, Maturing March 2, 2014	60,271
	158	Term Loan - Second Lien, 6.51%, Maturing March 2, 2014	103,510

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Network Solutions, LLC
	1,088	Term Loan, 2.52%, Maturing March 7, 2014	$1,027,798
		Open Solutions, Inc.
	1,158	Term Loan, 2.63%, Maturing January 23, 2014	972,173
		Sensata Technologies Finance Co.
	1,817	Term Loan, 2.23%, Maturing April 26, 2013	1,752,103
		Shield Finance Co. S.A.R.L.
	422	Term Loan, 7.75%, Maturing June 15, 2016	418,122
		Spectrum Brands, Inc.
	1,600	Term Loan, 8.05%, Maturing June 16, 2016	1,633,000
		SS&C Technologies, Inc.
	599	Term Loan, 2.28%, Maturing November 23, 2012	586,260
		VeriFone, Inc.
	365	Term Loan, 3.01%, Maturing October 31, 2013	363,237
		Vertafore, Inc.
	499	Term Loan, 6.75%, Maturing July 29, 2016	499,935

			$11,168,049

Equipment Leasing — 0.7%
		AWAS Capital, Inc.
	823	Term Loan - Second Lien, 6.31%, Maturing March 22, 2013	$814,348
		Hertz Corp.
	804	Term Loan, 2.01%, Maturing December 21, 2012	791,427
	88	Term Loan, 2.09%, Maturing December 21, 2012	86,847

			$1,692,622

Farming/Agriculture — 0.4%
		CF Industries, Inc.
	633	Term Loan, 4.50%, Maturing April 6, 2015	$637,477
		WM. Bolthouse Farms, Inc.
	349	Term Loan, 5.50%, Maturing February 11, 2016	349,210

			$986,687

Financial Intermediaries — 5.2%
		Citco III, Ltd.
	965	Term Loan, 4.75%, Maturing May 30, 2014	$920,327
		Fidelity National Information Services, Inc.
	1,200	Term Loan, 5.25%, Maturing July 18, 2016	1,210,607
		First Data Corp.
	475	Term Loan, 3.01%, Maturing September 24, 2014	419,485
	1,429	Term Loan, 3.01%, Maturing September 24, 2014	1,260,603
		Grosvenor Capital Management
	1,135	Term Loan, 2.31%, Maturing December 5, 2013	1,078,216
		Interactive Data Corp.
	723	Term Loan, 6.75%, Maturing January 27, 2017	733,505
		Jupiter Asset Management Group
GBP	159	Term Loan, 4.71%, Maturing March 17, 2015	237,914
		LPL Holdings, Inc.
	449	Term Loan, 2.04%, Maturing June 28, 2013	444,359
	1,414	Term Loan, 4.25%, Maturing June 25, 2015	1,406,962
	1,070	Term Loan, 5.25%, Maturing June 28, 2017	1,068,288
		MSCI, Inc.
	1,621	Term Loan, 4.75%, Maturing June 1, 2016	1,631,068
		Nuveen Investments, Inc.
	2,621	Term Loan, 3.37%, Maturing November 13, 2014	2,363,656
		Oxford Acquisition III, Ltd.
	187	Term Loan, 2.26%, Maturing May 12, 2014	170,086
		RJO Holdings Corp. (RJ O’Brien)
	241	Term Loan, 5.26%, Maturing July 12, 2014(3)	158,061

			$13,103,137

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Food Products — 3.5%
		Acosta, Inc.
	1,580	Term Loan, 2.51%, Maturing July 28, 2013	$1,543,516
		Dean Foods Co.
	806	Term Loan, 1.79%, Maturing April 2, 2014	779,518
		Dole Food Company, Inc.
	488	Term Loan, 5.02%, Maturing March 2, 2017	491,766
	197	Term Loan, 5.06%, Maturing March 2, 2017	197,993
		Michael Foods Holdings, Inc.
	349	Term Loan, 6.25%, Maturing June 29, 2016	352,398
		Pierre Foods, Inc.
	625	Term Loan, Maturing September 29, 2016(7)	612,500
		Pinnacle Foods Finance, LLC
	2,928	Term Loan, 2.76%, Maturing April 2, 2014	2,837,700
		Provimi Group SA
	120	Term Loan, 2.51%, Maturing June 28, 2015	111,792
	147	Term Loan, 2.51%, Maturing June 28, 2015	137,573
EUR	155	Term Loan, 2.87%, Maturing June 28, 2015	197,118
EUR	250	Term Loan, 2.87%, Maturing June 28, 2015	318,051
EUR	267	Term Loan, 2.87%, Maturing June 28, 2015	339,708
EUR	344	Term Loan, 2.87%, Maturing June 28, 2015	438,070
	119	Term Loan - Second Lien, 4.51%, Maturing December 28, 2016	101,395
EUR	19	Term Loan - Second Lien, 4.87%, Maturing December 28, 2016	22,549
EUR	265	Term Loan - Second Lien, 4.87%, Maturing December 28, 2016	308,827

			$8,790,474

Food Service — 3.5%
		AFC Enterprises, Inc.
	121	Term Loan, 7.00%, Maturing May 11, 2013	$121,086
		Aramark Corp.
	88	Term Loan, 2.07%, Maturing January 27, 2014	83,952
	1,081	Term Loan, 2.16%, Maturing January 27, 2014	1,029,632
GBP	481	Term Loan, 2.86%, Maturing January 27, 2014	723,866
	157	Term Loan, 3.36%, Maturing July 26, 2016	153,775
	2,386	Term Loan, 3.54%, Maturing July 26, 2016	2,338,253
		Buffets, Inc.
	624	Term Loan, 12.00%, Maturing April 21, 2015(3)	585,147
	62	Term Loan, 7.39%, Maturing April 22, 2015(3)	48,739
		CBRL Group, Inc.
	489	Term Loan, 1.96%, Maturing April 29, 2013	480,842
	312	Term Loan, 2.96%, Maturing April 27, 2016	308,697
		NPC International, Inc.
	162	Term Loan, 2.14%, Maturing May 3, 2013	155,718
		OSI Restaurant Partners, LLC
	148	Term Loan, 3.90%, Maturing June 14, 2013	135,837
	1,579	Term Loan, 2.63%, Maturing June 14, 2014	1,451,482
		QCE Finance, LLC
	450	Term Loan, 5.06%, Maturing May 5, 2013	389,384
	500	Term Loan - Second Lien, 6.01%, Maturing November 5, 2013	344,166
		Wendy’s/Arby’s Restaurants, LLC
	424	Term Loan, 5.00%, Maturing May 24, 2017	425,792

			$8,776,368

Food/Drug Retailers — 4.1%
		General Nutrition Centers, Inc.
	2,796	Term Loan, 2.65%, Maturing September 16, 2013	$2,712,157
		NBTY, Inc.
	1,025	Term Loan, Maturing July 14, 2017(7)	1,036,897
		Pantry, Inc. (The)
	118	Term Loan, 2.01%, Maturing May 15, 2014	113,511
	410	Term Loan, 2.01%, Maturing May 15, 2014	394,231

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Rite Aid Corp.
	3,530	Term Loan, 2.01%, Maturing June 4, 2014	$3,146,924
	539	Term Loan, 6.00%, Maturing June 4, 2014	528,557
		Roundy’s Supermarkets, Inc.
	1,974	Term Loan, 7.00%, Maturing November 3, 2013	1,983,010
	500	Term Loan - Second Lien, 10.00%, Maturing April 18, 2016	510,781

			$10,426,068

Forest Products — 1.6%
		Georgia-Pacific Corp.
	3,646	Term Loan, 2.29%, Maturing December 21, 2012	$3,630,475
	505	Term Loan, 3.54%, Maturing December 23, 2014	505,849

			$4,136,324

Health Care — 17.5%
		1-800-Contacts, Inc.
	499	Term Loan, 7.70%, Maturing March 4, 2015	$493,744
		Alliance Healthcare Services
	571	Term Loan, 5.50%, Maturing June 1, 2016	564,505
		American Medical Systems
	72	Term Loan, 2.56%, Maturing July 20, 2012	70,034
		Aveta Holdings, LLC
	301	Term Loan, 8.00%, Maturing April 14, 2015	293,638
	301	Term Loan, 8.00%, Maturing April 14, 2015	293,638
		Biomet, Inc.
	2,964	Term Loan, 3.28%, Maturing March 25, 2015	2,880,039
		Bright Horizons Family Solutions, Inc.
	464	Term Loan, 7.50%, Maturing May 28, 2015	466,261
		Cardinal Health 409, Inc.
	1,286	Term Loan, 2.51%, Maturing April 10, 2014	1,188,852
		Carestream Health, Inc.
	1,167	Term Loan, 2.26%, Maturing April 30, 2013	1,131,761
	500	Term Loan - Second Lien, 5.51%, Maturing October 30, 2013	471,250
		Carl Zeiss Vision Holding GmbH
	630	Term Loan, 2.76%, Maturing July 24, 2015	543,375
		Community Health Systems, Inc.
	243	Term Loan, 2.55%, Maturing July 25, 2014	230,561
	4,721	Term Loan, 2.55%, Maturing July 25, 2014	4,485,325
		Concentra, Inc.
	370	Term Loan - Second Lien, 5.79%, Maturing June 25, 2015	353,202
		ConMed Corp.
	246	Term Loan, 1.76%, Maturing April 12, 2013	230,927
		Convatec Cidron
EUR	999	Term Loan, 4.12%, Maturing August 1, 2015	1,314,815
		CRC Health Corp.
	236	Term Loan, 2.54%, Maturing February 6, 2013	221,539
	261	Term Loan, 2.54%, Maturing February 6, 2013	244,918
		DaVita, Inc.
	715	Term Loan, 1.76%, Maturing October 5, 2012	712,242
		DJO Finance, LLC
	394	Term Loan, 3.26%, Maturing May 20, 2014	378,458
		Hanger Orthopedic Group, Inc.
	383	Term Loan, 2.26%, Maturing May 28, 2013	376,300
		HCA, Inc.
	925	Term Loan, 2.54%, Maturing November 18, 2013	891,505
	2,218	Term Loan, 3.54%, Maturing March 31, 2017	2,151,116
		Health Management Association, Inc.
	2,392	Term Loan, 2.04%, Maturing February 28, 2014	2,263,961
		HealthSouth Corp.
	783	Term Loan, 2.51%, Maturing March 11, 2013	781,947
	645	Term Loan, 4.01%, Maturing September 10, 2015	644,736

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Iasis Healthcare, LLC
	41	Term Loan, 2.26%, Maturing March 14, 2014	$39,691
	152	Term Loan, 2.26%, Maturing March 14, 2014	145,491
	438	Term Loan, 2.26%, Maturing March 14, 2014	420,359
		Ikaria Acquisition, Inc.
	500	Term Loan, 7.00%, Maturing May 16, 2016	473,125
		IM U.S. Holdings, LLC
	2,350	Term Loan - Second Lien, 4.51%, Maturing June 26, 2015	2,279,500
		IMS Health, Inc.
	644	Term Loan, 5.25%, Maturing February 26, 2016	648,148
		InVentiv Health, Inc.
	374	Term Loan, 6.50%, Maturing August 4, 2016	375,056
		Lifepoint Hospitals, Inc.
	1,086	Term Loan, 3.07%, Maturing April 15, 2015	1,080,541
		MPT Operating Partnership, L.P.
	524	Term Loan, 5.00%, Maturing May 17, 2016	523,687
		MultiPlan, Inc.
	1,320	Term Loan, 6.50%, Maturing August 26, 2017	1,323,039
		Mylan, Inc.
	1,223	Term Loan, 3.56%, Maturing October 2, 2014	1,223,220
		National Mentor Holdings, Inc.
	34	Term Loan, 2.15%, Maturing June 29, 2013	30,954
	542	Term Loan, 2.29%, Maturing June 29, 2013	499,620
		National Renal Institutes, Inc.
	378	Term Loan, 9.00%, Maturing March 31, 2013	379,541
		Nyco Holdings
	1,416	Term Loan, 4.01%, Maturing December 29, 2014	1,315,860
	1,416	Term Loan, 4.76%, Maturing December 29, 2015	1,315,460
		Physiotherapy Associates, Inc.
	345	Term Loan, 7.50%, Maturing June 27, 2013	281,357
		Prime Healthcare Services, Inc.
	1,169	Term Loan, 7.25%, Maturing April 22, 2015	1,151,588
		RadNet Management, Inc.
	547	Term Loan, 5.75%, Maturing April 1, 2016	539,725
		ReAble Therapeutics Finance, LLC
	856	Term Loan, 2.26%, Maturing November 16, 2013	838,294
		RehabCare Group, Inc.
	384	Term Loan, 6.00%, Maturing November 24, 2015	384,273
		Select Medical Holdings Corp.
	927	Term Loan, 4.09%, Maturing August 22, 2014	917,127
		Skillsoft Corp.
	499	Term Loan, 6.50%, Maturing May 19, 2017	503,530
		Sunrise Medical Holdings, Inc.
EUR	148	Term Loan, 8.00%, Maturing May 13, 2014	186,295
		TZ Merger Sub, Inc.
	1,000	Term Loan, Maturing August 4, 2015(7)	995,000
		Universal Health Services, Inc.
	1,125	Term Loan, Maturing July 28, 2016(7)	1,131,591
		Vanguard Health Holding Co., LLC
	748	Term Loan, 5.00%, Maturing January 29, 2016	743,527
		VWR Funding, Inc.
	980	Term Loan, 2.76%, Maturing June 30, 2014	929,200

			$44,353,448

Home Furnishings — 1.0%
		Hunter Fan Co.
	221	Term Loan, 2.76%, Maturing April 16, 2014	$191,880
		Interline Brands, Inc.
	136	Term Loan, 2.01%, Maturing June 23, 2013	129,489
	501	Term Loan, 2.01%, Maturing June 23, 2013	475,677

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		National Bedding Co., LLC
	965	Term Loan, 2.38%, Maturing February 28, 2013	$928,209
	350	Term Loan - Second Lien, 5.38%, Maturing February 28, 2014	325,063
		Oreck Corp.
	128	Term Loan - Second Lien, 3.79%, Maturing March 19, 2016(5)	102,096
		Sanitec Europe OY
EUR	387	Term Loan, 2.50%, Maturing June 24, 2016	390,208

			$2,542,622

Industrial Equipment — 3.4%
		Alliance Laundry Systems, LLC
	500	Term Loan, Maturing September 23, 2016(7)	$504,584
		Brand Energy and Infrastructure Services, Inc.
	459	Term Loan, 2.57%, Maturing February 7, 2014	425,851
	392	Term Loan, 3.58%, Maturing February 7, 2014	369,713
		Bucyrus International, Inc.
	673	Term Loan, 4.50%, Maturing February 19, 2016	679,906
		CEVA Group PLC U.S.
	541	Term Loan, 3.26%, Maturing November 4, 2013	486,256
	66	Term Loan, 3.88%, Maturing November 4, 2013	58,799
		EPD Holdings, (Goodyear Engineering Products)
	40	Term Loan, 2.76%, Maturing July 31, 2014	34,273
	276	Term Loan, 2.76%, Maturing July 31, 2014	239,295
	425	Term Loan - Second Lien, 6.01%, Maturing July 13, 2015	331,075
		Generac Acquisition Corp.
	545	Term Loan, 2.83%, Maturing November 11, 2013	504,329
		Gleason Corp.
	390	Term Loan, 2.13%, Maturing June 30, 2013	352,919
		Jason, Inc.
	118	Term Loan, 8.25%, Maturing September 21, 2014	108,903
	46	Term Loan, 8.25%, Maturing September 21, 2014	42,539
		John Maneely Co.
	1,134	Term Loan, 3.78%, Maturing December 9, 2013	1,107,565
		LN Acquisitions Corp.
	123	Term Loan, 3.51%, Maturing July 11, 2014	117,924
	318	Term Loan, 3.51%, Maturing July 11, 2014	306,017
		Pinafore, LLC
	1,075	Term Loan, Maturing September 21, 2016(7)	1,086,082
		Polypore, Inc.
	1,536	Term Loan, 2.26%, Maturing July 3, 2014	1,491,176
		Sequa Corp.
	397	Term Loan, 3.78%, Maturing December 3, 2014	373,728

			$8,620,934

Insurance — 2.5%
		AmWINS Group, Inc.
	500	Term Loan - Second Lien, 5.80%, Maturing June 8, 2013	$430,000
		Applied Systems, Inc.
	1,568	Term Loan, 2.76%, Maturing September 26, 2013	1,481,846
		CCC Information Services Group, Inc.
	304	Term Loan, 2.51%, Maturing February 10, 2013	294,664
		Conseco, Inc.
	1,416	Term Loan, 7.50%, Maturing October 10, 2013	1,393,123
		Crawford & Company
	619	Term Loan, 5.25%, Maturing October 30, 2013	606,288
		HUB International Holdings, Inc.
	181	Term Loan, 2.79%, Maturing June 13, 2014	171,238
	804	Term Loan, 2.79%, Maturing June 13, 2014	761,805
	272	Term Loan, 6.75%, Maturing June 13, 2014	270,208

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		U.S.I. Holdings Corp.
	919	Term Loan, 3.01%, Maturing May 5, 2014	$853,637

			$6,262,809

Leisure Goods/Activities/Movies — 7.4%
		AMC Entertainment, Inc.
	1,937	Term Loan, 1.76%, Maturing January 28, 2013	$1,894,775
		AMF Bowling Worldwide, Inc.
	500	Term Loan - Second Lien, 6.51%, Maturing December 8, 2013	413,750
		Bombardier Recreational Products
	980	Term Loan, 3.14%, Maturing June 28, 2013	852,788
		Butterfly Wendel US, Inc.
	423	Term Loan, 3.91%, Maturing June 23, 2014	370,772
	577	Term Loan, 4.16%, Maturing June 22, 2015	505,896
		Carmike Cinemas, Inc.
	1,123	Term Loan, 5.50%, Maturing January 27, 2016	1,125,344
		Cedar Fair, L.P.
	1,496	Term Loan, 5.50%, Maturing December 15, 2016	1,510,888
		CFV I, LLC/Hicks Sports Group
	28	Term Loan, 11.66%, Maturing November 1, 2010(2)(3)	28,135
		Cinemark, Inc.
	1,920	Term Loan, 3.55%, Maturing April 29, 2016	1,918,431
		Dave & Buster’s, Inc.
	499	Term Loan, 6.00%, Maturing June 1, 2016	497,503
		Deluxe Entertainment Services
	58	Term Loan, 4.50%, Maturing May 11, 2013	50,830
	527	Term Loan, 6.25%, Maturing May 11, 2013	460,735
	35	Term Loan, 6.36%, Maturing May 11, 2013	31,004
		Metro-Goldwyn-Mayer Holdings, Inc.
	1,239	Term Loan, 0.00%, Maturing April 9, 2012(6)	546,562
		National CineMedia, LLC
	1,900	Term Loan, 2.05%, Maturing February 13, 2015	1,827,167
		Regal Cinemas Corp.
	2,362	Term Loan, 3.79%, Maturing November 21, 2016	2,344,519
		Revolution Studios Distribution Co., LLC
	527	Term Loan, 4.01%, Maturing December 21, 2014	405,732
	450	Term Loan - Second Lien, 7.26%, Maturing June 21, 2015(5)	216,000
		Six Flags Theme Parks, Inc.
	1,282	Term Loan, 6.00%, Maturing June 30, 2016	1,289,826
		SW Acquisition Co., Inc.
	893	Term Loan, 5.75%, Maturing June 1, 2016	897,297
		Universal City Development Partners, Ltd.
	1,238	Term Loan, 5.50%, Maturing November 6, 2014	1,244,456
		Zuffa, LLC
	486	Term Loan, 2.31%, Maturing June 22, 2015	461,750

			$18,894,160

Lodging and Casinos — 4.0%
		Ameristar Casinos, Inc.
	572	Term Loan, 3.51%, Maturing November 10, 2012	$570,667
		Gala Electric Casinos, Ltd.
GBP	1,000	Term Loan, 4.90%, Maturing December 12, 2014	1,473,292
GBP	1,000	Term Loan, 5.40%, Maturing December 12, 2014	1,473,292
		Gateway Casinos & Entertainment
	219	Term Loan, 10.50%, Maturing September 16, 2014	219,806
		Harrah’s Operating Co.
	1,574	Term Loan, 3.50%, Maturing January 28, 2015	1,357,422
	993	Term Loan, 9.50%, Maturing October 31, 2016	1,019,289
		Herbst Gaming, Inc.
	457	Term Loan, 0.00%, Maturing January 2, 2014(6)	254,562
	526	Term Loan, 0.00%, Maturing January 2, 2014(6)	292,982

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Isle of Capri Casinos, Inc.
	100	Term Loan, 5.00%, Maturing November 25, 2013	$95,926
	114	Term Loan, 5.00%, Maturing November 25, 2013	109,066
	284	Term Loan, 5.00%, Maturing November 25, 2013	272,666
		Las Vegas Sands, LLC
	295	Term Loan, 3.03%, Maturing November 23, 2016	268,735
	1,168	Term Loan, 3.03%, Maturing November 23, 2016	1,064,065
		LodgeNet Entertainment Corp.
	631	Term Loan, 4.25%, Maturing April 4, 2014	581,012
		Penn National Gaming, Inc.
	388	Term Loan, 2.05%, Maturing October 3, 2012	381,746
		Tropicana Entertainment, Inc.
	131	Term Loan, 15.00%, Maturing December 29, 2012	145,728
		VML US Finance, LLC
	200	Term Loan, 4.78%, Maturing May 25, 2012	197,990
	400	Term Loan, 4.78%, Maturing May 27, 2013	395,980

			$10,174,226

Nonferrous Metals/Minerals — 1.0%
		Euramax International, Inc.
	165	Term Loan, 10.00%, Maturing June 29, 2013	$155,618
	172	Term Loan, 14.00%, Maturing June 29, 2013(3)	162,473
		Fairmount Minerals, Ltd.
	475	Term Loan, 6.25%, Maturing August 5, 2016	477,672
		Noranda Aluminum Acquisition
	113	Term Loan, 2.05%, Maturing May 18, 2014	106,649
		Novelis, Inc.
	325	Term Loan, 2.26%, Maturing July 6, 2014	315,269
	715	Term Loan, 2.26%, Maturing July 6, 2014	693,639
		Oxbow Carbon and Mineral Holdings
	569	Term Loan, 2.29%, Maturing May 8, 2014	545,692

			$2,457,012

Oil and Gas — 2.8%
		Big West Oil, LLC
	226	Term Loan, 12.00%, Maturing July 23, 2015	$229,268
		CITGO Petroleum Corp.
	272	Term Loan, 8.00%, Maturing June 24, 2015	273,052
	1,272	Term Loan, 9.00%, Maturing June 15, 2017	1,295,482
		Dresser, Inc.
	481	Term Loan, 2.61%, Maturing May 4, 2014	465,272
	700	Term Loan - Second Lien, 6.11%, Maturing May 4, 2015	678,782
		Dynegy Holdings, Inc.
	148	Term Loan, 4.01%, Maturing April 2, 2013	146,408
	2,350	Term Loan, 4.01%, Maturing April 2, 2013	2,328,073
		Enterprise GP Holdings, L.P.
	588	Term Loan, 2.78%, Maturing November 10, 2014	585,060
		SemGroup Corp.
	396	Term Loan, 8.05%, Maturing November 30, 2012	398,741
		Sheridan Production Partners I, LLC
	53	Term Loan, 7.50%, Maturing April 20, 2017	52,541
	87	Term Loan, 7.50%, Maturing April 20, 2017	86,018
	654	Term Loan, 7.50%, Maturing April 20, 2017	650,900

			$7,189,597

Publishing — 5.3%
		American Media Operations, Inc.
	946	Term Loan, 8.79%, Maturing January 30, 2013(3)	$930,773
		Aster Zweite Beteiligungs GmbH
	500	Term Loan, 2.71%, Maturing September 27, 2013	466,250
EUR	236	Term Loan, 3.39%, Maturing December 31, 2014	306,862

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
EUR	264	Term Loan, 3.39%, Maturing December 31, 2014	$342,812
		GateHouse Media Operating, Inc.
	324	Term Loan, 2.26%, Maturing August 28, 2014	123,646
	723	Term Loan, 2.26%, Maturing August 28, 2014	275,825
	349	Term Loan, 2.51%, Maturing August 28, 2014	133,157
		Getty Images, Inc.
	1,313	Term Loan, 6.25%, Maturing July 2, 2015	1,322,834
		Laureate Education, Inc.
	243	Term Loan, 3.74%, Maturing August 17, 2014	224,967
	1,629	Term Loan, 3.74%, Maturing August 17, 2014	1,506,638
	496	Term Loan, 7.00%, Maturing August 31, 2014	491,536
		MediaNews Group, Inc.
	78	Term Loan, 8.50%, Maturing March 19, 2014	73,391
		Merrill Communications, LLC
	645	Term Loan, 8.50%, Maturing December 24, 2012	620,715
		Nelson Education, Ltd.
	243	Term Loan, 2.79%, Maturing July 5, 2014	213,400
		Nielsen Finance, LLC
	2,257	Term Loan, 2.26%, Maturing August 9, 2013	2,180,530
	987	Term Loan, 4.01%, Maturing May 2, 2016	964,294
		Philadelphia Newspapers, LLC
	378	Term Loan, 0.00%, Maturing June 29, 2013(6)	103,851
		SGS International, Inc.
	276	Term Loan, 2.76%, Maturing December 30, 2011	270,588
		Source Media, Inc.
	518	Term Loan, 7.00%, Maturing November 8, 2011	495,819
		Springer Science+Business Media, SA
EUR	500	Term Loan, 6.75%, Maturing June 30, 2015	680,560
		Tribune Co.
	790	Term Loan, 0.00%, Maturing June 7, 2011(6)	503,676
		Xsys, Inc.
	605	Term Loan, 2.71%, Maturing September 27, 2013	564,278
	618	Term Loan, 2.71%, Maturing September 27, 2014	576,366

			$13,372,768

Radio and Television — 2.5%
		Block Communications, Inc.
	429	Term Loan, 2.29%, Maturing December 22, 2011	$407,194
		CMP KC, LLC
	478	Term Loan, 0.00%, Maturing May 3, 2011(5)(6)	137,213
		CMP Susquehanna Corp.
	889	Term Loan, 2.31%, Maturing May 5, 2013	801,526
		Gray Television, Inc.
	365	Term Loan, 3.76%, Maturing December 31, 2014	350,769
		HIT Entertainment, Inc.
	583	Term Loan, 5.68%, Maturing June 1, 2012	563,453
		Live Nation Worldwide, Inc.
	1,144	Term Loan, 4.50%, Maturing November 7, 2016	1,131,854
		Mission Broadcasting, Inc.
	263	Term Loan, 5.00%, Maturing September 30, 2016	261,935
		Nexstar Broadcasting, Inc.
	411	Term Loan, 5.00%, Maturing September 30, 2016	409,694
		Raycom TV Broadcasting, LLC
	771	Term Loan, 1.81%, Maturing June 25, 2014	717,146
		Univision Communications, Inc.
	1,679	Term Loan, 2.51%, Maturing September 29, 2014	1,474,741

			$6,255,525

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Rail Industries — 0.4%
		Kansas City Southern Railway Co.
	979	Term Loan, 2.14%, Maturing April 26, 2013	$955,756

			$955,756

Retailers (Except Food and Drug) — 3.5%
		American Achievement Corp.
	52	Term Loan, 6.26%, Maturing March 25, 2011	$49,830
		Amscan Holdings, Inc.
	273	Term Loan, 2.54%, Maturing May 25, 2013	260,978
		Harbor Freight Tools USA, Inc.
	436	Term Loan, 5.02%, Maturing February 24, 2016	436,745
		Mapco Express, Inc.
	130	Term Loan, 6.75%, Maturing April 28, 2011	127,556
		Neiman Marcus Group, Inc.
	1,220	Term Loan, 2.29%, Maturing April 5, 2013	1,184,460
		Orbitz Worldwide, Inc.
	1,535	Term Loan, 3.32%, Maturing July 25, 2014	1,466,282
		Oriental Trading Co., Inc.
	700	Term Loan - Second Lien, 0.00%, Maturing January 31, 2014(6)	23,625
		Pilot Travel Centers, LLC
	496	Term Loan, 5.25%, Maturing June 30, 2016	501,640
		Rent-A-Center, Inc.
	22	Term Loan, 2.02%, Maturing June 30, 2012	22,136
	395	Term Loan, 3.30%, Maturing March 31, 2015	395,966
		Rover Acquisition Corp.
	1,107	Term Loan, 2.53%, Maturing October 25, 2013	1,077,029
		Savers, Inc.
	599	Term Loan, 5.75%, Maturing March 11, 2016	601,493
		Visant Corp.
	525	Term Loan, 7.00%, Maturing September 22, 2016	528,570
		Vivarte
EUR	13	Term Loan - Second Lien, 4.12%, Maturing September 8, 2016	14,144
EUR	88	Term Loan - Second Lien, 4.12%, Maturing September 8, 2016	84,334
EUR	900	Term Loan - Second Lien, 4.12%, Maturing September 8, 2016	867,436
		Yankee Candle Company, Inc. (The)
	1,419	Term Loan, 2.26%, Maturing February 6, 2014	1,364,077

			$9,006,301

Steel — 0.1%
		Niagara Corp.
	375	Term Loan, 10.50%, Maturing June 29, 2014(3)(5)	$356,011

			$356,011

Surface Transport — 0.4%
		Swift Transportation Co., Inc.
	982	Term Loan, 8.25%, Maturing May 9, 2014	$960,951

			$960,951

Telecommunications — 5.6%
		Alaska Communications Systems Holdings, Inc.
	2,028	Term Loan, 2.04%, Maturing February 1, 2012	$1,990,339
		Asurion Corp.
	767	Term Loan, 3.28%, Maturing July 3, 2014	734,642
	1,000	Term Loan - Second Lien, 6.76%, Maturing July 3, 2015	955,417
		CommScope, Inc.
	835	Term Loan, 2.79%, Maturing December 26, 2014	827,802
		Intelsat Corp.
	1,412	Term Loan, 3.03%, Maturing January 3, 2014	1,362,604
	1,412	Term Loan, 3.03%, Maturing January 3, 2014	1,362,604
	1,413	Term Loan, 3.03%, Maturing January 3, 2014	1,363,023

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Intelsat Subsidiary Holding Co.
	505	Term Loan, 3.03%, Maturing July 3, 2013	$488,574
		Macquarie UK Broadcast Ventures, Ltd.
GBP	414	Term Loan, 2.57%, Maturing December 1, 2014	543,823
		NTelos, Inc.
	500	Term Loan, 5.75%, Maturing August 7, 2015	501,250
	990	Term Loan, 5.75%, Maturing August 7, 2015	994,953
		Telenet Bidco N.V.
EUR	500	Term Loan, 4.37%, Maturing July 31, 2017	672,082
		Telesat Canada, Inc.
	152	Term Loan, 3.26%, Maturing October 31, 2014	148,694
	1,774	Term Loan, 3.26%, Maturing October 31, 2014	1,731,161
		Windstream Corp.
	630	Term Loan, 3.21%, Maturing December 17, 2015	630,235

			$14,307,203

Utilities — 4.9%
		AEI Finance Holding, LLC
	145	Revolving Loan, 3.53%, Maturing March 30, 2012	$136,435
	951	Term Loan, 3.29%, Maturing March 30, 2014	894,908
		Astoria Generating Co.
	625	Term Loan - Second Lien, 4.04%, Maturing August 23, 2013	614,128
		Calpine Corp.
	2,026	Term Loan, 3.17%, Maturing March 29, 2014	1,983,251
		ElectricInvest Holding Co.
GBP	1,500	Term Loan, 5.07%, Maturing October 24, 2012	1,932,206
		New Development Holdings, Inc.
	998	Term Loan, 7.00%, Maturing July 3, 2017	1,015,735
		NRG Energy, Inc.
	263	Term Loan, 1.78%, Maturing February 1, 2013	256,263
	1	Term Loan, 3.64%, Maturing February 1, 2013	684
	989	Term Loan, 3.54%, Maturing August 31, 2015	988,819
	1,830	Term Loan, 3.54%, Maturing August 31, 2015	1,830,911
		Pike Electric, Inc.
	71	Term Loan, 2.06%, Maturing July 2, 2012	66,933
	121	Term Loan, 2.06%, Maturing December 10, 2012	114,301
		TXU Texas Competitive Electric Holdings Co., LLC
	1,786	Term Loan, 3.76%, Maturing October 10, 2014	1,385,827
	926	Term Loan, 3.92%, Maturing October 10, 2014	721,042
		Vulcan Energy Corp.
	515	Term Loan, 5.50%, Maturing September 29, 2015	519,205

			$12,460,648

Total Senior Floating-Rate Interests (identified cost $356,883,699)			$346,467,921

Corporate Bonds & Notes — 10.9%

Principal
Amount*
(000’s omitted)	Security	Value
Aerospace and Defense — 0.2%
	International Lease Finance Corp., Sr. Notes
175	6.50%, 9/1/14(8)	$188,563
175	6.75%, 9/1/16(8)	188,125
175	7.125%, 9/1/18(8)	189,437

		$566,125

Principal
Amount*
(000’s omitted)		Security	Value
Air Transport — 0.0%(9)
		Continental Airlines
	59	7.033%, 6/15/11	$59,050

			$59,050

Automotive — 0.4%
		Allison Transmission, Inc.
	10	11.00%, 11/1/15(8)	$10,900
	665	11.25%, 11/1/15(3)(8)	724,850
		American Axle & Manufacturing Holdings, Inc., Sr. Notes
	85	9.25%, 1/15/17(8)	93,500
		Commercial Vehicle Group, Inc., Sr. Notes
	55	8.00%, 7/1/13	47,575
		United Components, Inc., Sr. Sub. Notes
	65	9.375%, 6/15/13	66,300

			$943,125

Broadcast Radio and Television — 0.7%
		Entravision Communications, Sr. Notes
	1,000	8.75%, 8/1/17(8)	$1,025,000
		LBI Media, Inc., Sr. Disc. Notes
	55	11.00%, 10/15/13	50,325
		Rainbow National Services, LLC, Sr. Sub. Notes
	80	10.375%, 9/1/14(8)	83,600
		XM Satellite Radio Holdings, Inc.
	485	13.00%, 8/1/13(8)	560,175

			$1,719,100

Building and Development — 0.5%
		Grohe Holding GmbH, Variable Rate
EUR	1,000	3.71%, 1/15/14(10)	$1,264,415
		Interface, Inc., Sr. Sub. Notes
	16	9.50%, 2/1/14	16,620

			$1,281,035

Business Equipment and Services — 0.6%
		Education Management, LLC, Sr. Notes
	210	8.75%, 6/1/14	$210,000
		Education Management, LLC, Sr. Sub. Notes
	46	10.25%, 6/1/16	47,610
		MediMedia USA, Inc., Sr. Sub. Notes
	90	11.375%, 11/15/14(8)	81,113
		Muzak, LLC/Muzak Finance, Sr. Notes
	13	15.00%, 7/31/14(3)	9,061
		SunGard Data Systems, Inc., Sr. Notes
	900	10.625%, 5/15/15(8)	1,008,000
		Ticketmaster Entertainment, Inc.
	105	10.75%, 8/1/16	115,500
		West Corp.
	130	9.50%, 10/15/14	136,662

			$1,607,946

Cable and Satellite Television — 0.4%
		Virgin Media Finance PLC, Sr. Notes
	1,000	6.50%, 1/15/18	$1,060,000

			$1,060,000

Chemicals and Plastics — 0.1%
		INEOS Group Holdings PLC, Sr. Sub. Notes
	180	8.50%, 2/15/16(8)	$153,225
		Reichhold Industries, Inc., Sr. Notes
	155	9.00%, 8/15/14(8)	134,463

Principal
Amount*
(000’s omitted)	Security	Value
	Wellman Holdings, Inc., Sr. Sub. Notes
189	5.00%, 1/29/19(3)(5)	$0

		$287,688

Conglomerates — 0.0%(9)
	RBS Global & Rexnord Corp.
90	11.75%, 8/1/16	$96,750

		$96,750

Containers and Glass Products — 0.3%
	Berry Plastics Corp., Sr. Notes, Variable Rate
500	5.276%, 2/15/15	$473,750
	Intertape Polymer US, Inc., Sr. Sub. Notes
175	8.50%, 8/1/14	150,063

		$623,813

Cosmetics/Toiletries — 0.1%
	Revlon Consumer Products Corp.
165	9.75%, 11/15/15(8)	$174,075

		$174,075

Electronics/Electrical — 0.2%
	Amkor Technologies, Inc., Sr. Notes
55	9.25%, 6/1/16	$59,262
	NXP BV/NXP Funding, LLC, Variable Rate
425	3.276%, 10/15/13	403,219

		$462,481

Equipment Leasing — 0.0%(9)
	Hertz Corp.
25	8.875%, 1/1/14	$25,781
45	10.50%, 1/1/16	48,038

		$73,819

Financial Intermediaries — 0.2%
	First Data Corp., Sr. Notes
425	8.875%, 8/15/20(8)	$443,062
	Ford Motor Credit Co., Sr. Notes
125	8.00%, 12/15/16	141,527

		$584,589

Food Products — 0.5%
	Smithfield Foods, Inc., Sr. Notes
1,000	10.00%, 7/15/14(8)	$1,155,000

		$1,155,000

Food Service — 0.1%
	NPC International, Inc., Sr. Sub. Notes
135	9.50%, 5/1/14	$138,375

		$138,375

Food/Drug Retailers — 0.1%
	General Nutrition Center, Sr. Notes, Variable Rate
115	5.75%, 3/15/14(3)	$114,569
	General Nutrition Center, Sr. Sub. Notes
210	10.75%, 3/15/15	216,300

		$330,869

Forest Products — 0.0%(9)
	Verso Paper Holdings, LLC/Verso Paper, Inc.
120	11.375%, 8/1/16	$108,450

		$108,450

Principal
Amount*
(000’s omitted)	Security	Value
Health Care — 0.5%
	Accellent, Inc.
150	10.50%, 12/1/13	$152,250
	Biomet, Inc.
55	10.375%, 10/15/17	61,325
280	11.625%, 10/15/17	313,250
	DJO Finance, LLC/DJO Finance Corp.
95	10.875%, 11/15/14	103,788
	HCA, Inc.
65	9.25%, 11/15/16	70,525
	National Mentor Holdings, Inc.
155	11.25%, 7/1/14	158,487
	Res-Care, Inc., Sr. Notes
105	7.75%, 10/15/13	107,362
	US Oncology, Inc.
290	10.75%, 8/15/14	303,050

		$1,270,037

Industrial Equipment — 0.6%
	CEVA Group, PLC, Sr. Notes
95	11.50%, 4/1/18(8)	$99,750
	Chart Industries, Inc., Sr. Sub. Notes
105	9.125%, 10/15/15	107,494
	ESCO Corp., Sr. Notes
80	8.625%, 12/15/13(8)	82,400
	Terex Corp., Sr. Notes
1,000	10.875%, 6/1/16	1,146,250

		$1,435,894

Insurance — 0.1%
	Alliant Holdings I, Inc.
55	11.00%, 5/1/15(8)	$57,062
	HUB International Holdings, Inc., Sr. Notes
70	9.00%, 12/15/14(8)	69,475
	U.S.I. Holdings Corp., Sr. Notes, Variable Rate
50	4.251%, 11/15/14(8)	42,813

		$169,350

Leisure Goods/Activities/Movies — 0.7%
	AMC Entertainment, Inc.
350	11.00%, 2/1/16	$375,375
	AMC Entertainment, Inc., Sr. Notes
60	8.75%, 6/1/19	63,525
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
105	12.50%, 12/31/49(5)(6)(8)	0
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
195	0.00%, 12/31/49(5)(6)(8)	0
	Marquee Holdings, Inc., Sr. Disc. Notes
275	12.00%, 8/15/14	226,875
	MU Finance PLC, Sr. Notes
1,000	8.375%, 2/1/17(8)	980,000
	Royal Caribbean Cruises, Sr. Notes
50	7.00%, 6/15/13	52,812
20	6.875%, 12/1/13	21,150
10	7.25%, 6/15/16	10,450
20	7.25%, 3/15/18	20,525

		$1,750,712

Principal
Amount*
(000’s omitted)	Security	Value
Lodging and Casinos — 0.8%
	Buffalo Thunder Development Authority
265	9.375%, 12/15/49(6)(8)	$70,225
	CCM Merger, Inc.
50	8.00%, 8/1/13(8)	46,000
	Chukchansi EDA, Sr. Notes, Variable Rate
150	4.123%, 11/15/12(8)	87,000
	Eldorado Casino Shreveport
44	10.00%, 8/1/12(3)(5)	38,763
	Fontainebleau Las Vegas Casino, LLC
255	10.25%, 6/15/15(6)(8)	1,313
	Inn of the Mountain Gods, Sr. Notes
270	12.00%, 11/15/49(6)	112,050
	Majestic HoldCo, LLC
75	12.50%, 12/31/49(6)(8)	1,125
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
85	8.00%, 4/1/12	65,025
120	7.125%, 8/15/14	70,800
115	6.875%, 2/15/15	63,969
	Peninsula Gaming, LLC
1,000	10.75%, 8/15/17	1,061,250
	Pinnacle Entertainment, Inc., Sr. Sub. Notes
5	7.50%, 6/15/15	4,863
	San Pasqual Casino
55	8.00%, 9/15/13(8)	54,244
	Seminole Hard Rock Entertainment, Variable Rate
95	2.792%, 3/15/14(8)	83,837
	Tunica-Biloxi Gaming Authority, Sr. Notes
165	9.00%, 11/15/15(8)	149,944
	Waterford Gaming, LLC, Sr. Notes
130	8.625%, 9/15/14(5)(8)	103,766

		$2,014,174

Nonferrous Metals/Minerals — 0.3%
	FMG Finance PTY, Ltd.
355	10.625%, 9/1/16(8)	$438,869
	Teck Resources, Ltd., Sr. Notes
330	10.75%, 5/15/19	416,188

		$855,057

Oil and Gas — 0.5%
	Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp.
330	8.50%, 12/15/19	$355,575
	Compton Petroleum Finance Corp.
195	7.625%, 12/1/13	170,625
	Denbury Resources, Inc., Sr. Sub. Notes
30	7.50%, 12/15/15	31,275
	El Paso Corp., Sr. Notes
130	9.625%, 5/15/12	140,005
	Forbes Energy Services, Sr. Notes
155	11.00%, 2/15/15	141,825
	OPTI Canada, Inc., Sr. Notes
50	7.875%, 12/15/14	37,875
95	8.25%, 12/15/14	72,675
	Petroleum Development Corp., Sr. Notes
65	12.00%, 2/15/18	72,475
	Petroplus Finance, Ltd.
85	7.00%, 5/1/17(8)	74,375
	Quicksilver Resources, Inc., Sr. Notes
65	11.75%, 1/1/16	76,537

Principal
Amount*
(000’s omitted)	Security	Value
	SESI, LLC, Sr. Notes
30	6.875%, 6/1/14	$30,375

		$1,203,617

Publishing — 0.8%
	Laureate Education, Inc.
1,045	10.00%, 8/15/15(8)	$1,071,125
605	10.25%, 8/15/15(3)(8)	620,675
	Nielsen Finance, LLC
205	10.00%, 8/1/14	216,531
40	12.50%, (0.00% until 8/1/11), 8/1/16	40,250

		$1,948,581

Rail Industries — 0.2%
	American Railcar Industry, Sr. Notes
100	7.50%, 3/1/14	$100,750
	Kansas City Southern Mexico, Sr. Notes
155	7.625%, 12/1/13	161,200
100	7.375%, 6/1/14	104,000
105	8.00%, 6/1/15	113,531

		$479,481

Retailers (Except Food and Drug) — 1.2%
	Amscan Holdings, Inc., Sr. Sub. Notes
220	8.75%, 5/1/14	$226,050
	Neiman Marcus Group, Inc.
765	9.00%, 10/15/15	798,094
	Sally Holdings, LLC, Sr. Notes
665	9.25%, 11/15/14	703,238
235	10.50%, 11/15/16	258,500
	Toys ‘‘R” Us
1,000	10.75%, 7/15/17	1,135,000

		$3,120,882

Steel — 0.0%(9)
	RathGibson, Inc., Sr. Notes
240	11.25%, 2/15/14(6)	$3,809

		$3,809

Telecommunications — 0.7%
	Intelsat Bermuda, Ltd.
900	11.25%, 6/15/16	$983,250
	NII Capital Corp.
330	10.00%, 8/15/16	377,025
	Qwest Corp., Sr. Notes, Variable Rate
475	3.542%, 6/15/13	498,750

		$1,859,025

Utilities — 0.1%
	AES Corp., Sr. Notes
3	8.75%, 5/15/13(8)	$3,053
	NGC Corp.
205	7.625%, 10/15/26	124,537
	Reliant Energy, Inc., Sr. Notes
10	7.625%, 6/15/14	9,950

		$137,540

Total Corporate Bonds & Notes (identified cost $27,907,355)		$27,520,449

Asset-Backed Securities — 1.1%

Principal
Amount
(000’s omitted)	Security	Value
$392	Alzette European CLO SA, Series 2004-1A, Class E2, 6.792%, 12/15/20(3)(11)	$243,455
295	Avalon Capital Ltd. 3, Series 1A, Class D, 2.279%, 2/24/19(8)(11)	171,951
376	Babson Ltd., Series 2005-1A, Class C1, 2.476%, 4/15/19(8)(11)	215,910
500	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.576%, 1/15/19(8)(11)	222,235
500	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.854%, 8/11/16(8)(11)	241,371
492	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.793%, 3/8/17(11)	347,092
500	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.275%, 7/17/19(11)	291,300
1,000	Madison Park Funding Ltd., Series 2006-2A, Class D, 5.039%, 3/25/20(8)(11)	562,227
1,000	Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.748%, 4/25/21(8)(11)	546,577

Total Asset-Backed Securities (identified cost $5,049,251)		$2,842,118

Common Stocks — 1.4%

Shares	Security	Value
Aerospace and Defense — 0.0% (9)
6,741	ACTS Aero Technical Support & Service, Inc.(12)(13)	$112,919

		$112,919

Automotive — 0.2%
10,159	Dayco Products, LLC(12)(13)	$388,582
8,949	Hayes Lemmerz International, Inc.(5)(12)(13)	54,052

		$442,634

Building and Development — 0.1%
131	Panolam Holdings Co.(5)(12)(14)	$76,472
26,240	Sanitec Europe Oy B Units(12)(13)	100,161
25,787	Sanitec Europe Oy E Units(5)(12)(13)	0
277	United Subcontractors, Inc.(5)(12)(13)	27,125

		$203,758

Chemicals and Plastics — 0.0%(9)
175	Wellman Holdings, Inc.(5)(12)(13)	$0

		$0

Diversified Manufacturing — 0.0%(9)
166,398	MEGA Brands, Inc.(12)	$78,207

		$78,207

Food Service — 0.0%(9)
12,234	Buffets, Inc.(12)	$50,465

		$50,465

Home Furnishings — 0.1%
2,275	Oreck Corp.(5)(12)(13)	$154,905

		$154,905

Lodging and Casinos — 0.1%
45	Greektown Superholdings, Inc.(12)	$3,982
289	Shreveport Gaming Holdings, Inc.(5)	5,202
25,430	Tropicana Entertainment, Inc.(12)(13)	356,020

		$365,204

Nonferrous Metals/Minerals — 0.1%
468	Euramax International, Inc.(12)(13)	$147,262

		$147,262

Shares	Security	Value
Oil and Gas — 0.0%(9)
750	SemGroup Corp.(12)	$17,438

		$17,438

Publishing — 0.7%
536	Dex One Corp.(12)	$6,582
2,155	Ion Media Networks, Inc.(5)(12)(13)	622,752
5,771	MediaNews Group, Inc.(12)(13)	103,881
45,939	Reader’s Digest Association, Inc. (The)(12)(13)	895,811
3,353	SuperMedia, Inc.(12)	35,441

		$1,664,467

Steel — 0.1%
6,269	KNIA Holdings, Inc.(5)(12)(13)	$29,589
10,700	RathGibson Acquisition Co., LLC(5)(12)(14)	124,548

		$154,137

Total Common Stocks (identified cost $3,039,994)		$3,391,396

Warrants — 0.0%(9)

Shares	Security	Value
Oil and Gas — 0.0%(9)
789	SemGroup Corp., Expires 11/30/14(12)	$3,846

		$3,846

Publishing — 0.0%
781	Reader’s Digest Association, Inc. (The), Expires 2/19/14(5)(12)	$0

		$0

Total Warrants (identified cost $8)		$3,846

Miscellaneous — 0.0%(9)

Shares	Security	Value
Business Equipment and Services — 0.0%(9)
20,000	Muzak Preferred Shares(12)	$1,546

		$1,546

Cable and Satellite Television — 0.0%(9)
261,268	Adelphia Recovery Trust(12)	$5,742
270,000	Adelphia, Inc., Escrow Certificate(12)	4,404

		$10,146

Oil and Gas — 0.0%
290,000	SemGroup Corp., Escrow Certificate(12)	$0
55,000	VeraSun Energy Corp., Escrow Certificate(5)(12)	0

		$0

Total Miscellaneous (identified cost $260,657)		$11,692

Short-Term Investments — 3.7%

Interest/
Principal
Amount
(000’s Omitted)	Description	Value
$5,809	Eaton Vance Cash Reserves Fund, LLC, 0.22%(15)	$5,809,369
3,651	State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/10	3,651,202

		$9,460,571

Total Short-Term Investments (identified cost $9,460,571)		$9,460,571

Total Investments — 153.7% (identified cost $402,601,535)		$389,697,993

Less Unfunded Loan Commitments — 0.0%		$(5,784)

Net Investments — 153.7% (identified cost $402,595,751)		$389,692,209

Other Assets, Less Liabilities — (10.3)%		$(26,079,703)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (43.4)%		$(110,003,049)

Net Assets Applicable to Common Shares — 100.0%		$253,609,457

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(3)		Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(4)		Defaulted matured security.

(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)		Currently the issuer is in default with respect to interest payments.

(7)		This Senior Loan will settle after September 30, 2010, at which time the interest rate will be determined.

(8)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the aggregate value of these securities is $12,310,410 or 4.9% of the Trust’s net assets applicable to common shares.

(9)		Amount is less than 0.05%.

(10)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(11)		Variable rate security. The stated interest rate represents the rate in effect at September 30, 2010.

(12)		Non-income producing security.

(13)		Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)		Restricted security.

(15)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2010 was $5,306.

A summary of open financial instruments at September 30, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
10/29/10	British Pound Sterling 9,979,938	United States Dollar 15,735,368	State Street Bank and Trust	$60,707
10/29/10	Euro 14,340,824	United States Dollar 19,449,026	State Street Bank and Trust	(97,522)

				$(36,815)

At September 30, 2010, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust may enter into forward foreign currency exchange contracts. The Trust may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At September 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $60,707 and $97,522, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$402,753,348

Gross unrealized appreciation	$6,333,556
Gross unrealized depreciation	(19,394,695)

Net unrealized depreciation	$(13,061,139)

Restricted Securities

At September 30, 2010, the Trust owned the following securities (representing less than 0.10% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Common Stocks
Ponolam Holdings Co.	12/30/09	131	$71,985	$76,472
RathGibson Acquisition Co., LLC	6/14/10	10,700	56,785	124,548

Total Restricted Securities			$128,770	$201,020

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$345,650,817	$811,320	$346,462,137
Corporate Bonds & Notes	—	27,377,920	142,529	27,520,449
Asset-Backed Securities	—	2,842,118	—	2,842,118
Common Stocks	137,667	2,159,084 *	1,094,645	3,391,396
Warrants	—	3,846	0	3,846
Miscellaneous	—	11,692	0	11,692
Short-Term Investments	—	9,460,571	—	9,460,571

Total Investments	$137,667	$387,506,048	$2,048,494	$389,692,209

Forward Foreign Currency Exchange Contracts	—	60,707	—	60,707

Total	$137,667	$387,566,755	$2,048,494	$389,752,916

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(97,522)	$—	$(97,522)

Total	$—	$(97,522)	$—	$(97,522)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in		Investments in
	Senior	Investments in	Common Stocks,
	Floating-Rate	Corporate	Warrants and
	Interests	Bonds & Notes	Miscellaneous	Total
Balance as of June 30, 2010	$595,305	$203,639	$1,141,784	$1,940,728
Realized gains (losses)	—	203	—	203
Change in net unrealized appreciation (depreciation)	(58,579)	(58,862)	—	(117,441)
Net purchases (sales)	17	(3,597)	(42,799)	(46,379)
Accrued discount (premium)	77	1,146	—	1,223
Net transfers to (from) Level 3*	274,500	—	(4,340)	270,160

Balance as of September 30, 2010	$811,320	$142,529	$1,094,646	$2,048,494

Change in net unrealized appreciation (depreciation) on investments still held as of September 30, 2010	$(58,579)	$(58,862)	$—	$(117,441)

*	Transfers are reflected at the value of the securities at the beginning of the period.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Senior Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date: November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date: November 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: November 24, 2010